GENERAL INFORMATION - Schedule of subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General Information [Line Items]
Equity	$ 438,275	$ 30,721	$ (7,066,904)	$ (2,442,385)
Gain /(loss)	581,550	1,337,137	(4,653,142)
Lan Pax Group S.A. and Subsidiaries
General Information [Line Items]
Assets	487,236	392,232	432,271
Liabilities	1,835,537	1,727,968	1,648,715
Equity	(1,000,622)	(1,342,687)	(1,236,243)
Gain /(loss)	7,514	(121,673)	(7,289)
LATAM Airlines Perú S.A.
General Information [Line Items]
Assets	334,481	335,773	484,388
Liabilities	285,645	281,178	417,067
Equity	48,836	54,595	67,321
Gain /(loss)	(4,666)	(12,726)	(109,392)
Lan Cargo S.A.
General Information [Line Items]
Assets	391,430	394,378	721,484
Liabilities	189,019	212,094	537,180
Equity	202,411	182,284	184,304
Gain /(loss)	22,677	(1,230)	1,590
Prime Cargo SpA.
General Information [Line Items]
Assets	912	0	0
Liabilities	0	0	0
Equity	912	0	0
Gain /(loss)	0	0	0
Connecta Corporation
General Information [Line Items]
Assets	64,054	78,905	61,068
Liabilities	6,790	22,334	19,312
Equity	57,264	56,571	41,756
Gain /(loss)	693	14,814	1,169
Prime Airport Services Inc. and Subsidiary
General Information [Line Items]
Assets	19,435	25,118	24,654
Liabilities	17,241	24,305	25,680
Equity	2,194	813	(1,026)
Gain /(loss)	1,380	1,838	190
Transporte Aéreo S.A.
General Information [Line Items]
Assets	280,117	283,166	471,094
Liabilities	151,066	177,109	327,955
Equity	129,051	106,057	143,139
Gain /(loss)	24,871	(36,190)	(56,135)
Fast Air Almacenes de Carga S.A.
General Information [Line Items]
Assets	14,255	16,150	18,303
Liabilities	10,455	12,623	10,948
Equity	3,800	3,527	7,355
Gain /(loss)	462	1,154	48
Laser Cargo S.R.L.
General Information [Line Items]
Assets	0	0	(5)
Liabilities	1	3	0
Equity	(1)	(3)	(5)
Gain /(loss)	0	0	0
Lan Cargo Overseas Limited and Subsidiaries
General Information [Line Items]
Assets	0	35,991	36,617
Liabilities	0	15,334	14,669
Equity	0	20,656	21,940
Gain /(loss)	0	(1,287)	(806)
Lan Cargo Inversiones S.A. and Subsidiary
General Information [Line Items]
Assets	166,503	220,144	202,402
Liabilities	80,502	148,489	113,930
Equity	(71,744)	11,661	23,563
Gain /(loss)	(5,345)	(11,901)	(54,961)
Inversiones Lan S.A.
General Information [Line Items]
Assets	1,238	1,281	1,284
Liabilities	50	56	45
Equity	1,188	1,225	1,239
Gain /(loss)	(36)	(14)	(90)
Technical Training LATAM S.A.
General Information [Line Items]
Assets	1,246	1,417	2,004
Liabilities	893	1,110	467
Equity	353	307	1,537
Gain /(loss)	165	77	181
LATAM Finance Limited
General Information [Line Items]
Assets	114	3,011	1,310,733
Liabilities	208,621	211,517	1,688,821
Equity	(208,507)	(208,506)	(378,088)
Gain /(loss)	(1)	169,582	104,512
Peuco Finance Limited
General Information [Line Items]
Assets	0	0	1,307,721
Liabilities	0	0	1,307,721
Equity	0	0	0
Gain /(loss)	0	0	0
Professional Airline Services INC.
General Information [Line Items]
Assets	15,571	56,895	61,659
Liabilities	10,943	53,786	58,808
Equity	4,628	3,109	2,851
Gain /(loss)	1,681	258	278
Jarletul S.A.
General Information [Line Items]
Assets	16	16	24
Liabilities	1,101	1,109	1,116
Equity	(1,085)	(1,093)	(1,092)
Gain /(loss)	8	(2)	(50)
Latam Travel S.R.L.
General Information [Line Items]
Assets	92	92	64
Liabilities	0	5	132
Equity	92	87	(68)
Gain /(loss)	5	154	(23)
Latam Travel Chile II S.A.
General Information [Line Items]
Assets	356	368	588
Liabilities	1,239	1,234	1,457
Equity	(883)	(866)	(869)
Gain /(loss)	(16)	2	29
Latam Travel S.A.
General Information [Line Items]
Assets	4,547	7,303	3,778
Liabilities	1,554	2,715	6,135
Equity	2,993	4,588	2,357
Gain /(loss)	940	(6,187)	(2,804)
TAM S.A. and Subsidiaries
General Information [Line Items]
Assets	4,240,748	3,497,848	2,608,859
Liabilities	3,027,373	4,231,547	3,257,148
Equity	1,212,329	(733,699)	(648,289)
Gain /(loss)	$ 740,783	$ (69,932)	$ (756,633)